26 EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
EmployeeBenefitsLineItems [Line Items]
Allocation of plan assets	R$ 3,894,488	R$ 3,403,906
Allocation of plan assets percent	100.00%	100.00%
Variable Income [Member]
EmployeeBenefitsLineItems [Line Items]
Allocation of plan assets	R$ 25,236	R$ 141,705
Allocation of plan assets percent	0.65%	4.16%
Fixed income
EmployeeBenefitsLineItems [Line Items]
Allocation of plan assets	R$ 3,607,398	R$ 3,050,099
Allocation of plan assets percent	92.63%	89.61%
Real estate [Member]
EmployeeBenefitsLineItems [Line Items]
Allocation of plan assets	R$ 183,098	R$ 52,091
Allocation of plan assets percent	4.70%	1.53%
Others [Member]
EmployeeBenefitsLineItems [Line Items]
Allocation of plan assets	R$ 78,756	R$ 160,011
Allocation of plan assets percent	2.02%	4.70%